Average Annual Total Returns - Tactical Multi-Purpose Fund		12 Months Ended	60 Months Ended	93 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Treasury Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.58%	(0.68%)	0.75%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or U.S. taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.28%	2.48%	2.23%
Tactical Multi-Purpose Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before Taxes
Average Annual Return, Percent		4.26%	1.41%	0.85%
Performance Inception Date		Mar. 30, 2017
Tactical Multi-Purpose Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.56%	0.76%	0.44%
Tactical Multi-Purpose Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.52%	0.81%	0.48%

[1]	The Bloomberg U.S. Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint but are part of a separate Short Treasury Index. STRIPS are excluded from the index because their inclusion would result in double-counting. The US Treasury Index is a component of the US Aggregate, US Universal, Global Aggregate and Global Treasury Indices. The Bloomberg Index includes securities with remaining maturity of at least one year. Individuals cannot invest directly in an index. However, an individual may invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.
[2]	The ICE BofA 3-Month U.S. Treasury Bill Index (the “ICE Index”) comprises a single issue purchased at the beginning of the month and held for a full month. Each month the ICE Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. The ICE Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees.